Other Deductions - Net (Parenthetical) (Detail) (USD $)	12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 28, 2009	Dec. 31, 2011 Wyeth [Member]	Dec. 31, 2010 Wyeth [Member]	Jun. 03, 2009 Wyeth [Member]	Mar. 24, 2009 Wyeth [Member]	Dec. 31, 2011 In Process Research And Development [Member] Wyeth [Member]	Dec. 31, 2010 In Process Research And Development [Member] Wyeth [Member]	Dec. 31, 2011 Developed Technology Rights [Member] Wyeth [Member]	Dec. 31, 2010 Developed Technology Rights [Member] Wyeth [Member]	Dec. 31, 2010 Indefinite Lived Brands [Member] Wyeth [Member]	Dec. 31, 2011 Xanax XR [Member] Wyeth [Member]	Dec. 31, 2010 Worldwide Research and Development [Member]	Dec. 31, 2011 Worldwide Research and Development [Member] Wyeth [Member]	Dec. 31, 2010 Established Products [Member]	Dec. 31, 2011 Established Products [Member] Wyeth [Member]	Dec. 31, 2011 Specialty Care [Member] Wyeth [Member]	Dec. 31, 2010 Specialty Care [Member] Wyeth [Member]	Dec. 31, 2010 Primary Care [Member]	Dec. 31, 2011 Primary Care [Member] Wyeth [Member]	Dec. 31, 2011 Oncology [Member] Wyeth [Member]	Dec. 31, 2010 Oncology [Member] Wyeth [Member]	Dec. 31, 2011 Animal Health [Member] Wyeth [Member]	Dec. 31, 2010 Other business units [Member]	Dec. 31, 2011 Other business units [Member] Wyeth [Member]	Dec. 31, 2010 Nutrition [Member] Wyeth [Member]	Dec. 31, 2010 Consumer Healthcare [Member] Wyeth [Member]	Dec. 31, 2010 Quigley Co, Inc., a wholly owned subsidiary [Member]
Other (Income) Deductions - Net [Line Items]
Senior unsecured notes							$ 24,000,000,000			$ 10,500,000,000	$ 13,500,000,000
Capitalized interest expense	50,000,000		36,000,000		34,000,000
Gross realized gains on sales of available-for-sale securities	79,000,000		153,000,000		186,000,000
Gross realized losses on sales of available-for-sale securities	73,000,000		12,000,000		43,000,000
Proceeds from the sale of available-for-sale securities	10,200,000,000		5,300,000,000		27,000,000,000
Legal matter, asbestos litigation	790,000,000	[1]	1,737,000,000	[1]	234,000,000	[1]																											1,300,000,000
Certain asset impairment charges	$ 863,000,000	[2]	$ 2,175,000,000	[2]	$ 417,000,000	[2]		$ 863,000,000	$ 2,200,000,000			$ 475,000,000	$ 950,000,000	$ 185,000,000	$ 550,000,000	$ 700,000,000	$ 195,000,000	$ 54,000,000	$ 394,000,000	$ 182,000,000	$ 193,000,000	$ 135,000,000	$ 708,000,000	$ 145,000,000	$ 56,000,000	$ 56,000,000	$ 396,000,000	$ 17,000,000	$ 13,000,000	$ 12,000,000	$ 385,000,000	$ 292,000,000

[1]	In 2011, primarily relates to charges for hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc.
[2]	The majority of the asset impairment charges for 2011 and 2010 are related to intangible assets, including in-process research and development (IPR&D) assets, which were acquired as part of our acquisition of Wyeth. In 2011, the impairment charges of $863 million include (i) approximately $475 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) approximately $195 million related to our biopharmaceutical indefinite-lived brand, Xanax; and (iii) approximately $185 million of Developed Technology Rights comprising the impairments of five assets. These impairment charges reflect, among other things, the impact of new scientific findings and the increased competitive environment. The impairment charges are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million); Oncology ($56 million); Animal Health ($17 million); and other ($12 million). In 2010, the impairment charges of $2.2 billion include (i) approximately $950 million of IPR&D assets, primarily Prevnar 13/Prevenar 13 Adult, a compound for the prevention of pneumococcal disease in adults age 50 and older, and Neratinib, a compound for the treatment of breast cancer; (ii) approximately $700 million of indefinite-lived Brands, related to Third Age, infant formulas for the first 12-36 months of age, and Robitussin, a cough suppressant; and (iii) approximately $550 million of Developed Technology Rights, primarily Thelin, a product that treated pulmonary hypertension, and Protonix, a product that treats erosive gastroesophageal reflux disease. These impairment charges, most of which occurred in the third quarter of 2010, reflect, among other things, the following: for IPR&D assets, the impact of changes to the development programs, the projected development and regulatory timeframes and the risk associated with these assets; for Brand assets, the current competitive environment and planned investment support; and, for Developed Technology Rights, in the case of Thelin, we voluntarily withdrew the product in regions where it was approved and discontinued all clinical studies worldwide, and for the others, an increased competitive environment. The impairment charges are generally associated with the following: Specialty Care ($708 million); Oncology ($396 million); Nutrition ($385 million); Consumer Healthcare ($292 million); Established Products ($182 million); Primary Care ($145 million); Worldwide Research and Development ($54 million); and other ($13 million). In 2009, the impairment charge of $417 million primarily relates to certain materials used in our research and development activities that were no longer considered recoverable.